Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Cost
Balance beginning	$ 176,526	$ 68,094
Additions through business combination		7,921
Measurement period adjustment to business combination	(1,145)
Additions	207,723	118,194
Dispositions	(7,004)	(6,396)
Transfer to assets held for sale	(8,143)	(11,287)
Balance ending	367,957	176,526
Accumulated Depreciation [Member]
Cost
Balance beginning	39,676	32,301
Depreciation	68,339	22,812
Dispositions	(2,941)	(5,351)
Transfer to assets held for sale	(6,040)	(10,916)
Impairment	42,435	1,800
Impairment on deposits transferred to PPE	7,060
Balance ending	148,529	39,676
Accumulated Depreciation
Impairment reversal		(970)
Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31	219,428	136,850
BVVE and electrical components [Member] | Cost [Member]
Cost
Balance beginning	156,647	52,676
Additions through business combination		7,081
Measurement period adjustment to business combination	(1,127)
Additions	164,437	114,323
Dispositions	(3,609)	(6,146)
Transfer to assets held for sale	(8,143)	(11,287)
Balance ending	308,205	156,647
BVVE and electrical components [Member] | Accumulated Depreciation [Member]
Cost
Balance beginning	35,766	30,042
Depreciation	66,319	22,233
Dispositions	(2,562)	(5,172)
Transfer to assets held for sale	(6,040)	(10,916)
Impairment	24,820
Impairment on deposits transferred to PPE	1,794
Balance ending	120,097	35,766
Accumulated Depreciation
Impairment reversal		(421)
BVVE and electrical components [Member] | Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31	188,108	120,881
Mineral assets [Member] | Cost [Member]
Cost
Balance beginning	9,000	9,000
Balance ending	9,000	9,000
Mineral assets [Member] | Accumulated Depreciation [Member]
Cost
Balance beginning	1,800
Impairment	4,200	1,800
Balance ending	6,000	1,800
Mineral assets [Member] | Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31	3,000	7,200
Land and buildings [Member] | Cost [Member]
Cost
Balance beginning	4,549	3,263
Additions through business combination		840
Measurement period adjustment to business combination	(18)
Additions	3,239	470
Dispositions	(3,378)	(24)
Balance ending	4,392	4,549
Land and buildings [Member] | Accumulated Depreciation [Member]
Cost
Balance beginning	286	185
Depreciation	193	104
Dispositions	(366)	(3)
Impairment	157
Balance ending	270	286
Land and buildings [Member] | Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31	4,122	4,263
Leasehold improvements [Member] | Cost [Member]
Cost
Balance beginning	5,783	2,707
Additions	39,495	3,265
Dispositions		(189)
Balance ending	45,278	5,783
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Cost
Balance beginning	1,560	1,861
Depreciation	1,703	396
Dispositions		(148)
Impairment	13,107
Impairment on deposits transferred to PPE	5,266
Balance ending	21,636	1,560
Accumulated Depreciation
Impairment reversal		(549)
Leasehold improvements [Member] | Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31	23,642	4,223
Vehicles [Member] | Cost [Member]
Cost
Balance beginning	547
Additions	552
Dispositions	(17)
Balance ending	1,082	547
Vehicles [Member] | Accumulated Depreciation [Member]
Cost
Balance beginning	264
Depreciation	124
Dispositions	(13)
Impairment	151
Balance ending	526	264
Vehicles [Member] | Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31	556
Vehicles [member] | Cost [Member]
Cost
Balance beginning	547	448
Additions		136
Dispositions		(37)
Balance ending		547
Vehicles [member] | Accumulated Depreciation [Member]
Cost
Balance beginning	$ 264	213
Depreciation		79
Dispositions		(28)
Balance ending		264
Vehicles [member] | Net Book Value [Member]
Accumulated Depreciation
Net book value as of December 31		$ 283